SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 05, 2021	Sep. 24, 2021	Jul. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018
Debt Instrument [Line Items]
Depreciation expense					$ 50		$ 151	$ 151	$ 201
Proceeds from issuance of debt			$ 8,500,000					$ 15,900,000
Put option percent									10.00%
Discount rate of put option									42.90%
Grants receivable											$ 10,800,000	$ 5,400,000	$ 5,100,000	$ 5,400,000
Unbilled receivable										$ 214,308
Year 1 [Member]
Debt Instrument [Line Items]
Grants receivable													2,100,000	3,200,000
Contribution of grants														1,100,000
Year 2 [Member]
Debt Instrument [Line Items]
Grants receivable													$ 3,000,000.0	$ 2,200,000
Year 3 [Member]
Debt Instrument [Line Items]
Grants receivable											2,800,000
Year 4 [Member]
Debt Instrument [Line Items]
Grants receivable											$ 2,800,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 10,600,000	$ 5,300,000